Quarterly Holdings Report
for
Fidelity® Global High Income Fund
July 31, 2024
GHI-NPRT1-0924
1.926256.113
Corporate Bonds - 80.1%
		Principal Amount (a)	Value ($)
Convertible Bonds - 1.1%
Broadcasting - 0.6%
DISH Network Corp.:
0% 12/15/25		86,000	62,702
3.375% 8/15/26		646,000	392,385
			455,087
Diversified Financial Services - 0.5%
New Cotai LLC 5% 2/24/27 (b)		162,442	329,417
Homebuilders/Real Estate - 0.0%
China Aoyuan Group Ltd. 0% 9/30/28 (Reg. S)		4,352	54
TOTAL CONVERTIBLE BONDS			784,558
Nonconvertible Bonds - 79.0%
Aerospace - 2.4%
ATI, Inc.:
4.875% 10/1/29		35,000	33,243
5.125% 10/1/31		25,000	23,598
5.875% 12/1/27		70,000	69,462
Bombardier, Inc.:
6% 2/15/28 (c)		45,000	44,871
7% 6/1/32 (c)		45,000	46,011
7.25% 7/1/31 (c)		65,000	66,915
7.875% 4/15/27 (c)		82,000	82,124
8.75% 11/15/30 (c)		50,000	54,184
Embraer Netherlands Finance BV:
6.95% 1/17/28 (c)		20,000	20,738
7% 7/28/30 (c)		50,000	52,641
Moog, Inc. 4.25% 12/15/27 (c)		20,000	19,144
Rolls-Royce PLC 5.75% 10/15/27 (c)		55,000	55,649
TransDigm, Inc.:
4.875% 5/1/29		200,000	190,320
5.5% 11/15/27		335,000	329,975
6.375% 3/1/29 (c)		195,000	198,627
6.625% 3/1/32 (c)		75,000	76,712
6.75% 8/15/28 (c)		110,000	112,063
6.875% 12/15/30 (c)		150,000	154,254
VistaJet Malta Finance PLC / XO Management Holding, Inc. 6.375% 2/1/30 (c)		130,000	103,555
Wesco Aircraft Holdings, Inc. 8.5% (c)(d)		45,000	3,347
			1,737,433
Air Transportation - 0.9%
Air Canada 3.875% 8/15/26 (c)		65,000	62,519
Allegiant Travel Co. 7.25% 8/15/27 (c)		40,000	37,307
Indira Gandhi International Airport 6.125% 10/31/26 (Reg. S)		200,000	199,688
Mileage Plus Holdings LLC 6.5% 6/20/27 (c)		33,000	33,293
Rand Parent LLC 8.5% 2/15/30 (c)		165,000	163,163
United Airlines, Inc.:
4.375% 4/15/26 (c)		80,000	77,999
4.625% 4/15/29 (c)		50,000	47,252
			621,221
Automotive & Auto Parts - 3.1%
Adient Global Holdings Ltd.:
7% 4/15/28 (c)		95,000	97,104
8.25% 4/15/31 (c)		95,000	99,825
Albion Financing 1 SARL 5.25% 10/15/26 (Reg. S)	EUR	100,000	108,845
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (c)		200,000	200,651
Ford Motor Credit Co. LLC:
2.9% 2/16/28		50,000	45,908
3.625% 6/17/31		600,000	525,475
5.125% 6/16/25		170,000	169,177
Hudson Automotive Group 8% 5/15/32 (c)		30,000	31,390
IHO Verwaltungs GmbH 3.75% 9/15/26 pay-in-kind(Reg. S) (e)	EUR	100,000	106,919
Jaguar Land Rover Automotive PLC 4.5% 1/15/26 (Reg. S)	EUR	100,000	108,360
LCM Investments Holdings 4.875% 5/1/29 (c)		70,000	65,921
Macquarie AirFinance Holdings:
6.4% 3/26/29 (c)		15,000	15,394
6.5% 3/26/31 (c)		25,000	25,945
8.125% 3/30/29 (c)		40,000	42,321
8.375% 5/1/28 (c)		55,000	58,237
McLaren Finance PLC 7.5% 8/1/26 (c)		105,000	91,770
Nesco Holdings II, Inc. 5.5% 4/15/29 (c)		45,000	41,883
Schaeffler AG 4.75% 8/14/29 (Reg. S)	EUR	100,000	109,485
Wand NewCo 3, Inc. 7.625% 1/30/32 (c)		60,000	62,627
ZF Europe Finance BV 4.75% 1/31/29 (Reg. S)	EUR	100,000	108,066
ZF Finance GmbH 5.75% 8/3/26 (Reg. S)	EUR	100,000	110,958
			2,226,261
Banks & Thrifts - 2.3%
Ally Financial, Inc.:
8% 11/1/31		155,000	173,175
8% 11/1/31		108,000	121,531
Alpha Services and Holdings SA 5.5% 6/11/31 (e)	EUR	100,000	109,181
Aretec Group, Inc. 10% 8/15/30 (c)		145,000	154,598
Banca Monte dei Paschi di Siena SpA ISDAFIX 10 AM EURIBOR FIXING 5 + 5.000% 7.708% 1/18/28 (e)(f)	EUR	100,000	116,210
Banco de Credito Social Cooperativo SA:
EURIBOR ICE Swap Rate + 4.260% 7.5% 9/14/29 (Reg. S) (e)	EUR	100,000	121,857
5.25% 11/27/31 (Reg. S) (e)	EUR	100,000	107,877
Bangkok Bank Ltd. PCL 3.733% 9/25/34 (Reg. S) (e)		200,000	181,334
Commerzbank AG:
4.875% 10/16/34 (Reg. S) (e)	EUR	100,000	109,922
6.5% 12/6/32 (Reg. S) (e)	EUR	100,000	115,324
Intesa Sanpaolo SpA 2.925% 10/14/30 (Reg. S)	EUR	100,000	102,076
Jane Street Group LLC/JSG Finance, Inc. 7.125% 4/30/31 (c)		95,000	98,542
Piraeus Bank SA 3.875% 11/3/27 (Reg. S) (e)	EUR	100,000	108,052
			1,619,679
Broadcasting - 1.9%
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29 (c)		75,000	64,400
7.75% 4/15/28 (c)		35,000	30,911
7.875% 4/1/30 (c)		145,000	147,567
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (c)(d)		70,000	1,400
Gray Television, Inc. 5.375% 11/15/31 (c)		90,000	58,666
Nexstar Media, Inc. 5.625% 7/15/27 (c)		75,000	72,740
Scripps Escrow II, Inc.:
3.875% 1/15/29 (c)		50,000	32,528
5.375% 1/15/31 (c)		25,000	11,967
Scripps Escrow, Inc. 5.875% 7/15/27 (c)		50,000	34,765
Sirius XM Radio, Inc.:
4% 7/15/28 (c)		315,000	289,092
4.125% 7/1/30 (c)		65,000	56,496
Summer (BC) Holdco B SARL 5.75% 10/31/26 (Reg. S)	EUR	100,000	107,729
Telecomunicaciones Digitales SA 4.5% 1/30/30 (c)		200,000	178,688
TV Azteca SA de CV 8.25% (Reg. S) (d)		200,000	76,000
Univision Communications, Inc.:
4.5% 5/1/29 (c)		100,000	87,346
6.625% 6/1/27 (c)		110,000	109,465
			1,359,760
Building Materials - 0.7%
Acproducts Holdings, Inc. 6.375% 5/15/29 (c)		100,000	59,499
Advanced Drain Systems, Inc. 5% 9/30/27 (c)		115,000	112,626
EMRLD Borrower LP / Emerald Co.:
6.625% 12/15/30 (c)		155,000	157,910
6.75% 7/15/31 (c)		55,000	56,088
MasterBrand, Inc. 7% 7/15/32 (c)		35,000	35,959
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (c)		35,000	35,511
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (c)		20,000	18,682
			476,275
Cable/Satellite TV - 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (c)		100,000	85,086
4.25% 1/15/34 (c)		115,000	90,849
4.5% 8/15/30 (c)		195,000	170,731
4.5% 6/1/33 (c)		120,000	98,580
5.125% 5/1/27 (c)		225,000	218,535
CSC Holdings LLC:
4.5% 11/15/31 (c)		65,000	44,821
4.625% 12/1/30 (c)		75,000	29,628
5% 11/15/31 (c)		65,000	26,057
5.75% 1/15/30 (c)		100,000	40,336
7.5% 4/1/28 (c)		230,000	128,953
DISH DBS Corp. 5.75% 12/1/28 (c)		45,000	33,031
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (c)		150,000	120,037
6.5% 9/15/28 (c)		100,000	54,945
Ziggo Bond Co. BV 5.125% 2/28/30 (c)		35,000	30,906
Ziggo BV 4.875% 1/15/30 (c)		50,000	45,520
			1,218,015
Capital Goods - 0.2%
Benteler International AG 9.375% 5/15/28 (Reg. S)	EUR	150,000	171,360
Chemicals - 3.5%
Braskem Idesa SAPI:
6.99% 2/20/32 (c)		55,000	41,690
7.45% 11/15/29 (c)		30,000	24,150
Braskem Netherlands BV 8.5% 1/12/31 (c)		75,000	77,558
CF Industries Holdings, Inc.:
5.15% 3/15/34		45,000	44,544
5.375% 3/15/44		80,000	75,602
Consolidated Energy Finance SA 12% 2/15/31 (c)		70,000	69,107
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (c)		90,000	86,940
INEOS Quattro Finance 2 PLC 8.5% 3/15/29 (Reg. S)	EUR	100,000	115,173
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (c)(e)		203,962	166,739
LSB Industries, Inc. 6.25% 10/15/28 (c)		20,000	19,451
MEGlobal Canada, Inc. 5% 5/18/25 (c)		200,000	198,638
NOVA Chemicals Corp.:
4.25% 5/15/29 (c)		75,000	67,847
9% 2/15/30 (c)		70,000	74,003
OCP SA:
3.75% 6/23/31 (c)		200,000	175,063
6.875% 4/25/44 (c)		150,000	146,630
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (c)		200,000	212,534
Sasol Financing U.S.A. LLC 4.375% 9/18/26		200,000	190,600
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (c)		160,000	149,164
6.625% 5/1/29 (c)		45,000	42,422
The Chemours Co. LLC:
4.625% 11/15/29 (c)		195,000	170,797
5.375% 5/15/27		50,000	48,033
5.75% 11/15/28 (c)		50,000	46,775
Tronox, Inc. 4.625% 3/15/29 (c)		55,000	50,095
W.R. Grace Holding LLC:
4.875% 6/15/27 (c)		70,000	67,698
5.625% 8/15/29 (c)		70,000	64,054
7.375% 3/1/31 (c)		120,000	123,219
			2,548,526
Consumer Products - 1.2%
Central Garden & Pet Co. 4.125% 10/15/30		35,000	31,624
Gannett Holdings LLC 6% 11/1/26 (c)		45,000	43,710
Kernel Holding SA 6.75% 10/27/27 (c)		100,000	75,500
Mattel, Inc. 3.375% 4/1/26 (c)		20,000	19,355
PetSmart, Inc. / PetSmart Finance Corp. 7.75% 2/15/29 (c)		75,000	72,793
Prosus NV % (c)		200,000	136,250
Tempur Sealy International, Inc.:
3.875% 10/15/31 (c)		75,000	64,554
4% 4/15/29 (c)		60,000	54,804
The Scotts Miracle-Gro Co. 4% 4/1/31		40,000	35,339
TKC Holdings, Inc.:
6.875% 5/15/28 (c)		150,000	146,044
10.5% 5/15/29 (c)		130,000	126,425
Turkiye Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (c)		75,000	75,375
			881,773
Containers - 0.2%
ARD Finance SA:
5% 6/30/27 pay-in-kind (Reg. S) (e)	EUR	100,000	21,645
6.5% 6/30/27 pay-in-kind (c)(e)		70,000	17,675
Berry Global, Inc. 4.875% 7/15/26 (c)		19,000	18,747
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)		30,000	29,241
Graphic Packaging International, Inc. 3.75% 2/1/30 (c)		35,000	31,773
Trident TPI Holdings, Inc. 12.75% 12/31/28 (c)		25,000	27,328
			146,409
Diversified Financial Services - 4.6%
Boost Newco Borrower LLC 7.5% 1/15/31 (c)		215,000	226,454
Broadstreet Partners, Inc. 5.875% 4/15/29 (c)		30,000	28,913
Coinbase Global, Inc. 3.625% 10/1/31 (c)		185,000	153,806
FLY Leasing Ltd. 7% 10/15/24 (c)		105,000	104,213
Fortress Transportation & Infrastructure Investors LLC 7% 5/1/31 (c)		100,000	103,085
GGAM Finance Ltd. 6.875% 4/15/29 (c)		60,000	61,346
Gn Bondco LLC 9.5% 10/15/31 (c)		95,000	89,429
Hightower Holding LLC 6.75% 4/15/29 (c)		25,000	23,331
Huarong Finance 2017 Co. Ltd. 4.25% 11/7/27 (Reg. S)		210,000	197,138
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		165,000	143,584
5.25% 5/15/27		400,000	383,000
9% 6/15/30 (c)		190,000	192,468
Liberty Costa Rica SR SF 10.875% 1/15/31 (c)		200,000	211,125
MDGH GMTN RSC Ltd. 5.084% 5/22/53 (c)		200,000	190,750
Muthoot Finance Ltd. 7.125% 2/14/28 (Reg. S)		200,000	202,875
OneMain Finance Corp.:
4% 9/15/30		165,000	144,434
7.125% 3/15/26		200,000	203,423
Qtel International Finance Ltd. 2.625% 4/8/31 (c)		200,000	175,250
Shriram Finance Ltd. 6.625% 4/22/27 (Reg. S)		200,000	200,875
Vedanta Resources Finance II PLC 13.875% 12/9/28 (Reg. S)		168,000	167,370
Vivion Investments SARL 7.9% 8/31/28 pay-in-kind (Reg. S) (e)	EUR	100,000	99,567
Yihua Overseas Investment Ltd. 8.5% (Reg. S) (b)(d)		200,000	2,072
			3,304,508
Diversified Media - 0.4%
Allen Media LLC/Allen Media Co.-Issuer, Inc. 10.5% 2/15/28 (c)		220,000	90,280
CMG Media Corp. 8.875% 12/15/27 (c)		220,000	128,238
Lamar Media Corp. 4.875% 1/15/29		45,000	43,684
			262,202
Energy - 12.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 3/1/27 (c)		140,000	139,659
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (c)		70,000	69,832
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)		200,000	197,897
Buffalo Energy Mexico Holdings 7.875% 2/15/39 (c)		200,000	210,438
California Resources Corp. 8.25% 6/15/29 (c)		65,000	66,562
Citgo Petroleum Corp.:
6.375% 6/15/26 (c)		70,000	70,003
7% 6/15/25 (c)		130,000	129,916
8.375% 1/15/29 (c)		105,000	109,407
CNX Resources Corp.:
6% 1/15/29 (c)		25,000	24,747
7.25% 3/1/32 (c)		65,000	67,149
Comstock Resources, Inc.:
5.875% 1/15/30 (c)		50,000	46,509
6.75% 3/1/29 (c)		90,000	87,199
6.75% 3/1/29 (c)		75,000	72,469
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (c)		250,000	239,784
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (c)		25,000	25,104
CVR Energy, Inc. 5.75% 2/15/28 (c)		115,000	108,416
DCP Midstream Operating LP 8.125% 8/16/30		5,000	5,783
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.125% 6/1/28 (c)		45,000	44,837
DT Midstream, Inc.:
4.125% 6/15/29 (c)		75,000	70,111
4.375% 6/15/31 (c)		75,000	69,148
Ecopetrol SA 8.875% 1/13/33		40,000	41,635
EIG Pearl Holdings SARL 3.545% 8/31/36 (c)		80,000	68,675
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (c)		125,000	126,170
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (c)		40,000	37,932
EnfraGen Energia Sur SA 5.375% 12/30/30 (c)		200,000	167,125
EnLink Midstream LLC 5.625% 1/15/28 (c)		25,000	25,086
EQM Midstream Partners LP 6.5% 7/1/27 (c)		70,000	71,334
EQT Corp. 3.625% 5/15/31 (c)		50,000	44,926
FEL Energy VI SARL 5.75% 12/1/40 (c)		39,451	36,087
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (c)		85,000	69,992
GeoPark Ltd. 5.5% 1/17/27 (c)		65,000	60,938
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		55,000	54,785
8.25% 1/15/32 (c)		25,000	25,681
Greenko Solar Mauritius Ltd. 5.55% 1/29/25 (Reg. S)		200,000	199,202
Harvest Midstream I LP 7.5% 9/1/28 (c)		135,000	138,152
Hess Midstream Operations LP:
4.25% 2/15/30 (c)		50,000	46,406
5.125% 6/15/28 (c)		80,000	77,876
5.5% 10/15/30 (c)		30,000	29,144
5.625% 2/15/26 (c)		100,000	99,449
Howard Midstream Energy Partners LLC 7.375% 7/15/32 (c)		105,000	108,142
HPCL-Mittal Energy Ltd. 5.45% 10/22/26 (Reg. S)		200,000	196,850
Investment Energy Resources Ltd. 6.25% 4/26/29 (c)		200,000	191,876
Jonah Energy Parent LLC 12% 11/5/25 (b)(g)		80,399	87,940
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (c)		95,000	93,645
Kosmos Energy Ltd. 7.125% 4/4/26 (c)		150,000	148,266
Leeward Renewable Energy LLC 4.25% 7/1/29 (c)		170,000	154,687
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (c)		150,000	146,119
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (c)		215,233	198,822
MEG Energy Corp. 5.875% 2/1/29 (c)		110,000	108,629
New Fortress Energy, Inc. 6.75% 9/15/25 (c)		36,000	35,392
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (c)		90,000	91,834
8.75% 6/15/31 (c)		50,000	52,698
Occidental Petroleum Corp.:
5.5% 12/1/25		35,000	35,064
6.375% 9/1/28		70,000	72,929
6.6% 3/15/46		55,000	58,578
6.625% 9/1/30		90,000	96,056
7.5% 5/1/31		125,000	140,385
8.875% 7/15/30		60,000	70,158
Oq Saoc 5.125% 5/6/28 (c)		200,000	195,438
ORSTED A/S 5.125% 3/14/24 (Reg. S) (e)	EUR	100,000	109,984
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		70,000	68,665
7.875% 9/15/30 (c)		160,000	165,711
Permian Resources Operating LLC 5.875% 7/1/29 (c)		80,000	79,400
Petroleos Mexicanos:
6.49% 1/23/27		175,000	169,050
7.69% 1/23/50		75,000	55,181
Petrorio Luxembourg Holding SA 6.125% 6/9/26 (c)		100,000	98,844
Renew Power Ltd. 5.875% 3/5/27 (Reg. S)		200,000	194,684
Saudi Arabian Oil Co.:
2.25% 11/24/30 (c)		200,000	170,250
3.25% 11/24/50 (c)		150,000	101,391
3.5% 4/16/29 (c)		125,000	117,188
Seadrill Finance Ltd. 8.375% 8/1/30 (c)		20,000	21,081
Southwestern Energy Co.:
4.75% 2/1/32		65,000	60,742
5.375% 2/1/29		50,000	48,967
Sunoco Logistics Partners, LP 7.25% 5/1/32 (c)		50,000	51,978
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		50,000	47,250
6% 4/15/27		175,000	174,644
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (c)		55,000	52,116
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (c)		100,000	83,050
Termocandelaria Power Ltd. 7.875% 1/30/29 (c)		140,000	139,440
Transocean, Inc.:
8.25% 5/15/29 (c)		50,000	51,059
8.5% 5/15/31 (c)		50,000	51,185
Tullow Oil PLC:
7% 3/1/25 (c)		200,000	193,000
10.25% 5/15/26 (c)		348,000	335,277
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 7.125% 3/15/29 (c)		160,000	162,829
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (c)		70,000	64,721
6.25% 1/15/30 (c)		155,000	159,185
YPF SA 8.5% 3/23/25 (c)		67,750	67,271
			8,653,216
Entertainment/Film - 0.1%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (c)		80,000	77,570
Environmental - 0.3%
Clean Harbors, Inc. 6.375% 2/1/31 (c)		20,000	20,226
Covanta Holding Corp. 4.875% 12/1/29 (c)		40,000	36,577
Madison IAQ LLC:
4.125% 6/30/28 (c)		55,000	51,365
5.875% 6/30/29 (c)		85,000	79,577
Stericycle, Inc. 3.875% 1/15/29 (c)		35,000	33,276
			221,021
Food & Drug Retail - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)		35,000	31,887
4.625% 1/15/27 (c)		95,000	92,621
4.875% 2/15/30 (c)		275,000	262,738
Camposol SA 6% 2/3/27 (c)		200,000	177,500
Emergent BioSolutions, Inc. 3.875% 8/15/28 (c)		30,000	22,889
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (c)		25,000	22,199
			609,834
Food/Beverage/Tobacco - 2.3%
Adecoagro SA 6% 9/21/27 (c)		100,000	97,844
BellRing Brands, Inc. 7% 3/15/30 (c)		25,000	25,763
C&S Group Enterprises LLC 5% 12/15/28 (c)		40,000	29,686
Central American Bottling Corp. 5.25% 4/27/29 (c)		200,000	190,822
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (c)		30,000	28,627
7.625% 7/1/29 (c)		90,000	93,281
Fiesta Purchaser, Inc. 7.875% 3/1/31 (c)		40,000	41,727
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F 5.5% 1/15/30		120,000	119,575
Kraft Heinz Foods Co. 5.5% 6/1/50		25,000	24,446
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (c)		70,000	63,902
MARB BondCo PLC 3.95% 1/29/31 (c)		100,000	82,795
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (c)		65,000	64,480
Performance Food Group, Inc.:
4.25% 8/1/29 (c)		40,000	37,047
5.5% 10/15/27 (c)		100,000	98,665
Post Holdings, Inc.:
4.625% 4/15/30 (c)		34,000	31,675
6.25% 2/15/32 (c)		130,000	131,649
TreeHouse Foods, Inc. 4% 9/1/28		20,000	18,044
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)		145,000	140,494
U.S. Foods, Inc.:
4.625% 6/1/30 (c)		35,000	32,809
4.75% 2/15/29 (c)		80,000	76,603
6.875% 9/15/28 (c)		150,000	154,198
7.25% 1/15/32 (c)		50,000	52,290
			1,636,422
Gaming - 3.3%
Allwyn Entertainment Financing (UK) PLC 7.25% 4/30/30 (Reg. S)	EUR	100,000	114,448
Caesars Entertainment, Inc.:
4.625% 10/15/29 (c)		90,000	83,616
6.5% 2/15/32 (c)		130,000	131,716
Churchill Downs, Inc. 5.75% 4/1/30 (c)		135,000	132,365
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (c)		90,000	84,052
6.75% 1/15/30 (c)		45,000	39,927
GENM Capital Labuan Ltd. 3.882% 4/19/31 (c)		200,000	177,125
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25		95,000	94,502
5.375% 4/15/26		30,000	29,947
Jacobs Entertainment, Inc. 6.75% 2/15/29 (c)		40,000	37,394
Light & Wonder International, Inc. 7.5% 9/1/31 (c)		35,000	36,522
Melco Resorts Finance Ltd. 5.375% 12/4/29 (Reg. S)		200,000	179,868
MGM China Holdings Ltd. 4.75% 2/1/27 (Reg. S)		200,000	190,700
Station Casinos LLC:
4.625% 12/1/31 (c)		115,000	104,800
6.625% 3/15/32 (c)		145,000	146,354
Studio City Finance Ltd.:
6.5% 1/15/28 (c)		110,000	105,050
6.5% 1/15/28 (Reg. S)		200,000	191,000
VICI Properties LP / VICI Note Co. 5.75% 2/1/27 (c)		70,000	70,490
Wynn Macau Ltd. 5.125% 12/15/29 (Reg. S)		250,000	227,738
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (c)		150,000	156,369
			2,333,983
Healthcare - 5.0%
1375209 BC Ltd. 9% 1/30/28 (c)		14,000	13,273
AHP Health Partners, Inc. 5.75% 7/15/29 (c)		80,000	76,411
Auna SA 10% 12/15/29 (c)		20,800	21,379
Avantor Funding, Inc. 3.875% 11/1/29 (c)		70,000	64,501
Bayer AG 6.625% 9/25/83 (Reg. S) (e)	EUR	100,000	111,007
Centene Corp.:
3.375% 2/15/30		160,000	144,155
4.625% 12/15/29		105,000	101,058
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (c)		20,000	18,502
4% 3/15/31 (c)		55,000	49,974
Cheplapharm Arzneimittel GmbH 7.5% 5/15/30	EUR	100,000	112,373
CHS/Community Health Systems, Inc.:
4.75% 2/15/31 (c)		75,000	61,687
5.25% 5/15/30 (c)		155,000	135,171
6% 1/15/29 (c)		140,000	129,983
6.125% 4/1/30 (c)		170,000	128,996
6.875% 4/15/29 (c)		75,000	61,502
10.875% 1/15/32 (c)		95,000	102,124
DaVita, Inc.:
3.75% 2/15/31 (c)		60,000	51,902
4.625% 6/1/30 (c)		80,000	73,260
Encompass Health Corp. 5.75% 9/15/25		15,000	14,980
Endo Finance Holdings, Inc. 8.5% 4/15/31 (c)		70,000	73,774
HealthEquity, Inc. 4.5% 10/1/29 (c)		30,000	28,259
Hologic, Inc. 3.25% 2/15/29 (c)		55,000	50,143
Jazz Securities DAC 4.375% 1/15/29 (c)		55,000	51,654
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (c)		75,000	76,526
Molina Healthcare, Inc.:
3.875% 11/15/30 (c)		50,000	45,217
3.875% 5/15/32 (c)		100,000	88,185
Nidda Healthcare Holding AG 7.5% 8/21/26 (Reg. S)	EUR	100,000	111,641
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (c)		80,000	75,162
5.125% 4/30/31 (c)		80,000	73,624
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (c)(e)		45,312	42,649
Surgery Center Holdings, Inc. 7.25% 4/15/32 (c)		105,000	108,438
Teleflex, Inc. 4.625% 11/15/27		30,000	29,175
Tenet Healthcare Corp.:
4.25% 6/1/29		130,000	122,646
4.375% 1/15/30		210,000	196,996
6.125% 10/1/28		210,000	210,526
6.25% 2/1/27		195,000	195,408
6.875% 11/15/31		10,000	10,704
Teva Pharmaceutical Finance Netherlands III BV:
1.625% 10/15/28 (Reg. S)	EUR	100,000	96,648
3.15% 10/1/26		75,000	71,025
4.1% 10/1/46		200,000	140,814
7.875% 9/15/29		100,000	107,971
7.875% 9/15/31	EUR	100,000	127,032
			3,606,455
Homebuilders/Real Estate - 3.0%
Add Hero Holdings Ltd.:
8.5% 9/30/29 pay-in-kind (Reg. S) (e)		31,943	1,597
9% 9/30/30 pay-in-kind (Reg. S) (e)		24,631	369
9.8% 9/30/31 pay-in-kind (Reg. S) (e)		32,142	482
Adler Financing SARL 12.5% 6/30/25 pay-in-kind	EUR	25,000	31,602
Arcosa, Inc. 4.375% 4/15/29 (c)		40,000	37,703
Ardonagh Finco Ltd. 7.75% 2/15/31 (c)		200,000	202,842
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29 (c)		40,000	36,932
6.625% 1/15/28 (c)		5,000	5,025
Canary Wharf Group Investment Holdings PLC 1.75% 4/7/26 (Reg. S)	EUR	100,000	97,171
China Aoyuan Group Ltd. 5.5% 9/30/31 pay-in-kind (Reg. S) (e)		12,510	63
CPI Property Group SA:
1.5% 1/27/31 (Reg. S)	EUR	100,000	76,601
1.625% 4/23/27 (Reg. S) (h)	EUR	100,000	96,751
Franshion Brilliant Ltd. 4.25% 7/23/29 (Reg. S)		200,000	154,126
Greensaif Pipelines Bidco SARL 6.129% 2/23/38 (c)		70,000	71,376
Kennedy-Wilson, Inc.:
4.75% 3/1/29		55,000	48,405
5% 3/1/31		55,000	46,417
Longfor Properties Co. Ltd. 3.95% 9/16/29 (Reg. S)		220,000	159,843
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31		25,000	16,426
Panther Escrow Issuer LLC 7.125% 6/1/31 (c)		75,000	76,958
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (c)		100,000	68,738
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (c)		95,000	63,610
Starwood Property Trust, Inc. 4.75% 3/15/25		75,000	74,362
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.75% 1/15/28 (c)		80,000	80,087
5.875% 6/15/27 (c)		55,000	55,224
TRI Pointe Homes, Inc. 5.7% 6/15/28		15,000	14,960
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28 (c)		55,000	47,500
6.5% 2/15/29 (c)		85,000	64,246
10.5% 2/15/28 (c)		110,000	111,259
VICI Properties LP / VICI Note Co. 3.75% 2/15/27 (c)		205,000	197,087
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (c)		25,000	23,801
Yango Justice International Ltd.:
8.25% (Reg. S) (d)		220,000	550
10% (Reg. S) (b)(d)		200,000	20
Yanlord Land Group Ltd. 5.125% 5/20/26 (Reg. S)		200,000	176,688
			2,138,821
Hotels - 0.7%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (c)		125,000	135,130
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (c)		40,000	35,034
3.75% 5/1/29 (c)		35,000	32,448
6.125% 4/1/32 (c)		45,000	45,456
Lindblad Expeditions Holdings 9% 5/15/28 (c)		185,000	192,219
Lindblad Expeditions LLC 6.75% 2/15/27 (c)		65,000	64,879
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (c)		30,000	30,539
			535,705
Insurance - 1.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
5.875% 11/1/29 (c)		190,000	181,936
6.75% 10/15/27 (c)		225,000	223,312
AmWINS Group, Inc. 4.875% 6/30/29 (c)		40,000	37,716
AssuredPartners, Inc.:
5.625% 1/15/29 (c)		30,000	28,577
7.5% 2/15/32 (c)		155,000	157,807
HUB International Ltd. 5.625% 12/1/29 (c)		60,000	57,611
MGIC Investment Corp. 5.25% 8/15/28		40,000	39,490
			726,449
Leisure - 1.2%
Amer Sports Co. 6.75% 2/16/31 (c)		45,000	44,761
Carnival Corp. 5.75% 3/1/27 (c)		135,000	134,327
NCL Corp. Ltd.:
5.875% 3/15/26 (c)		20,000	19,911
7.75% 2/15/29 (c)		80,000	84,199
NCL Finance Ltd. 6.125% 3/15/28 (c)		25,000	25,026
Pinnacle Bidco PLC 8.25% 10/11/28 (Reg. S)	EUR	100,000	115,987
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (c)		130,000	126,505
5.375% 7/15/27 (c)		60,000	59,648
5.5% 8/31/26 (c)		135,000	134,392
6.25% 3/15/32 (c)		60,000	61,188
Viking Cruises Ltd. 9.125% 7/15/31 (c)		25,000	27,261
			833,205
Metals/Mining - 3.4%
Alcoa Nederland Holding BV:
4.125% 3/31/29 (c)		70,000	65,384
7.125% 3/15/31 (c)		20,000	20,644
Alpha Natural Resources, Inc. 9.75% (b)(d)		210,000	0
Antofagasta PLC 2.375% 10/14/30 (c)		200,000	167,750
Aris Mining Corp. 6.875% 8/9/26 (c)		200,000	193,450
Arsenal AIC Parent LLC 8% 10/1/30 (c)		30,000	31,918
Cleveland-Cliffs, Inc. 7% 3/15/32 (c)		160,000	160,578
Endeavour Mining PLC 5% 10/14/26 (c)		100,000	95,250
ERO Copper Corp. 6.5% 2/15/30 (c)		365,000	355,419
First Quantum Minerals Ltd.:
6.875% 10/15/27 (c)		75,000	73,781
9.375% 3/1/29 (c)		200,000	210,349
FMG Resources August 2006 Pty Ltd.:
4.375% 4/1/31 (c)		40,000	36,154
5.875% 4/15/30 (c)		130,000	128,106
HudBay Minerals, Inc. 6.125% 4/1/29 (c)		105,000	104,981
Industrias Penoles SA de CV 4.75% 8/6/50 (c)		200,000	154,563
Mineral Resources Ltd.:
8% 11/1/27 (c)		85,000	87,239
8.5% 5/1/30 (c)		20,000	20,882
Minsur SA 4.5% 10/28/31 (c)		50,000	44,570
Novelis Corp. 3.875% 8/15/31 (c)		115,000	101,026
PT Freeport Indonesia 5.315% 4/14/32 (c)		200,000	195,944
Samarco Mineracao SA 9% 6/30/31 pay-in-kind (c)(e)		52,653	48,783
Stillwater Mining Co. 4% 11/16/26 (c)		100,000	92,594
Volcan Compania Minera SAA 4.375% 2/11/26 (c)		95,000	77,781
			2,467,146
Paper - 0.5%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (c)		45,000	42,298
Berry Global, Inc. 5.625% 7/15/27 (c)		35,000	34,642
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (c)		35,000	34,870
8.75% 4/15/30 (c)		200,000	196,280
Inversiones CMPC SA 3% 4/6/31 (c)		25,000	21,367
Suzano Austria GmbH 3.75% 1/15/31		25,000	22,178
			351,635
Railroad - 0.2%
Genesee & Wyoming, Inc. 6.25% 4/15/32 (c)		145,000	146,729
Restaurants - 1.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (c)		160,000	142,716
Bimbo Bakeries U.S.A., Inc. 6.4% 1/15/34 (c)		200,000	216,125
CEC Entertainment LLC 6.75% 5/1/26 (c)		60,000	59,929
Papa John's International, Inc. 3.875% 9/15/29 (c)		25,000	22,271
Yum! Brands, Inc.:
4.625% 1/31/32		70,000	65,280
4.75% 1/15/30 (c)		200,000	192,737
			699,058
Services - 3.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (c)		30,000	26,139
Artera Services LLC 8.5% 2/15/31 (c)		90,000	92,274
ASGN, Inc. 4.625% 5/15/28 (c)		160,000	153,310
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (c)		38,000	35,026
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% 3/1/29 (c)		40,000	36,611
Booz Allen Hamilton, Inc. 4% 7/1/29 (c)		30,000	28,308
Brand Industrial Services, Inc. 10.375% 8/1/30 (c)		130,000	142,756
Camelot Finance SA 4.5% 11/1/26 (c)		150,000	146,231
CoreCivic, Inc. 8.25% 4/15/29		70,000	73,672
CoreLogic, Inc. 4.5% 5/1/28 (c)		125,000	115,306
H&E Equipment Services, Inc. 3.875% 12/15/28 (c)		90,000	82,236
Hertz Corp.:
4.625% 12/1/26 (c)		55,000	41,496
5% 12/1/29 (c)		70,000	46,266
5.5% (b)(c)(d)		65,000	2,113
6% (b)(c)(d)		85,000	7,650
6.25% (b)(d)		60,000	1,950
7.125% (b)(c)(d)		85,000	7,650
IPD BV 8% 6/15/28 (Reg. S)	EUR	100,000	114,301
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (c)		35,000	34,807
Pachelbel BidCo SpA 7.125% 5/17/31 (Reg. S)	EUR	100,000	112,359
Sabre GLBL, Inc. 8.625% 6/1/27 (c)		76,000	71,046
Service Corp. International 5.125% 6/1/29		35,000	34,301
The GEO Group, Inc.:
8.625% 4/15/29		45,000	46,855
10.25% 4/15/31		65,000	69,677
Uber Technologies, Inc.:
4.5% 8/15/29 (c)		485,000	467,497
6.25% 1/15/28 (c)		100,000	100,883
7.5% 9/15/27 (c)		90,000	91,694
United Rentals North America, Inc. 6.125% 3/15/34 (c)		120,000	120,566
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)		45,000	44,285
			2,347,265
Steel - 0.9%
Commercial Metals Co. 3.875% 2/15/31		30,000	26,951
CSN Inova Ventures 6.75% 1/28/28 (c)		50,000	48,160
CSN Resources SA:
5.875% 4/8/32 (c)		40,000	33,438
7.625% 4/17/26 (c)		15,000	14,963
JSW Steel Ltd.:
3.95% 4/5/27 (c)		100,000	95,125
5.375% 4/4/25 (Reg. S)		200,000	198,900
TMK Capital SA 4.3% (Reg. S) (b)(d)		200,000	30,000
Vallourec SA 7.5% 4/15/32 (c)		200,000	209,465
			657,002
Super Retail - 1.5%
Academy Ltd. 6% 11/15/27 (c)		75,000	74,250
Asbury Automotive Group, Inc.:
4.5% 3/1/28		21,000	20,084
4.625% 11/15/29 (c)		45,000	42,049
4.75% 3/1/30		20,000	18,793
5% 2/15/32 (c)		45,000	41,469
Bath & Body Works, Inc. 6.625% 10/1/30 (c)		110,000	111,045
Carvana Co.:
12% 12/1/28 pay-in-kind (c)(e)		9,492	10,254
13% 6/1/30 pay-in-kind (c)(e)		13,769	15,186
14% 6/1/31 pay-in-kind (c)(e)		17,020	19,819
EG Global Finance PLC 12% 11/30/28 (c)		200,000	214,153
Group 1 Automotive, Inc.:
4% 8/15/28 (c)		200,000	186,443
6.375% 1/15/30 (c)		45,000	45,387
LBM Acquisition LLC 6.25% 1/15/29 (c)		80,000	70,682
Macy's Retail Holdings LLC 6.125% 3/15/32 (c)		35,000	33,403
Michaels Companies, Inc.:
5.25% 5/1/28 (c)		40,000	29,589
7.875% 5/1/29 (c)		40,000	22,992
Sally Holdings LLC 6.75% 3/1/32		105,000	104,628
			1,060,226
Technology - 4.9%
Acuris Finance U.S. 5% 5/1/28 (c)		170,000	151,512
Amentum Escrow Corp. 7.25% 8/1/32 (c)(i)		55,000	56,172
ams-OSRAM AG 10.5% 3/30/29 (Reg. S)	EUR	100,000	113,510
Athenahealth Group, Inc. 6.5% 2/15/30 (c)		125,000	117,854
Block, Inc.:
2.75% 6/1/26		75,000	71,337
3.5% 6/1/31		75,000	65,055
6.5% 5/15/32 (c)		120,000	121,944
CA Magnum Holdings 5.375% 10/31/26 (c)		400,000	385,250
Cloud Software Group, Inc.:
8.25% 6/30/32 (c)		190,000	197,126
9% 9/30/29 (c)		185,000	183,965
Coherent Corp. 5% 12/15/29 (c)		45,000	42,925
Diamond II Ltd. 7.95% 7/28/26 (Reg. S)		200,000	202,938
Elastic NV 4.125% 7/15/29 (c)		40,000	36,853
Iliad Holding SAS:
5.625% 10/15/28 (Reg. S)	EUR	100,000	109,086
8.5% 4/15/31 (c)		75,000	77,945
Iliad SA 5.375% 6/14/27 (Reg. S)	EUR	200,000	222,811
Lenovo Group Ltd. 3.421% 11/2/30 (c)		200,000	181,250
Match Group Holdings II LLC 4.125% 8/1/30 (c)		55,000	49,416
MicroStrategy, Inc. 6.125% 6/15/28 (c)		120,000	118,679
NCR Atleos Corp. 9.5% 4/1/29 (c)		100,000	109,242
NCR Voyix Corp. 5.125% 4/15/29 (c)		45,000	42,992
Open Text Holdings, Inc. 4.125% 2/15/30 (c)		200,000	182,419
Qorvo, Inc. 4.375% 10/15/29		45,000	42,834
Rackspace Finance LLC 3.5% 5/15/28 (c)		83,500	36,163
Roblox Corp. 3.875% 5/1/30 (c)		195,000	174,735
Seagate HDD Cayman:
8.25% 12/15/29		45,000	48,479
8.5% 7/15/31		40,000	43,353
Sensata Technologies BV 4% 4/15/29 (c)		65,000	60,234
SS&C Technologies, Inc. 6.5% 6/1/32 (c)		165,000	168,063
Synaptics, Inc. 4% 6/15/29 (c)		30,000	27,484
TTM Technologies, Inc. 4% 3/1/29 (c)		60,000	55,711
UKG, Inc. 6.875% 2/1/31 (c)		55,000	56,531
			3,553,868
Telecommunications - 5.9%
Altice France Holding SA 6% 2/15/28 (c)		75,000	23,082
Altice France SA:
4.125% 1/15/29 (Reg. S)	EUR	120,000	89,041
5.125% 1/15/29 (c)		50,000	34,710
5.125% 7/15/29 (c)		120,000	84,155
5.5% 1/15/28 (c)		130,000	95,173
AXIAN Telecom 7.375% 2/16/27 (c)		200,000	198,376
C&W Senior Finance Ltd. 6.875% 9/15/27 (c)		330,000	322,212
Consolidated Communications, Inc. 5% 10/1/28 (c)		135,000	116,850
CT Trust 5.125% 2/3/32 (c)		200,000	178,500
Frontier Communications Holdings LLC:
5% 5/1/28 (c)		55,000	52,968
5.875% 11/1/29		14,771	13,294
6% 1/15/30 (c)		95,000	85,618
8.75% 5/15/30 (c)		65,000	68,096
IHS Netherlands Holdco BV 8% 9/18/27 (c)		200,000	193,750
Intelsat Jackson Holdings SA 6.5% 3/15/30 (c)		135,000	128,429
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (c)		400,000	332,862
6.75% 10/15/27 (c)		90,000	83,871
Level 3 Financing, Inc.:
4% 4/15/31 (c)		95,000	60,334
4.5% 4/1/30 (c)		75,000	50,256
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (c)		200,000	121,000
Lorca Telecom Bondco SAU 4% 9/18/27 (Reg. S)	EUR	100,000	107,394
Millicom International Cellular SA 4.5% 4/27/31 (c)		200,000	174,690
Sable International Finance Ltd. 5.75% 9/7/27 (c)		180,000	176,006
SBA Communications Corp.:
3.125% 2/1/29		70,000	63,375
3.875% 2/15/27		200,000	192,560
Telecom Italia SpA 3% 9/30/25 (Reg. S)	EUR	150,000	160,889
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (c)		200,000	198,125
Turkcell Iletisim Hizmet A/S 5.8% 4/11/28 (c)		200,000	193,125
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (c)		210,000	150,454
VTR Comunicaciones SpA 5.125% 1/15/28 (c)		176,000	159,007
Windstream Escrow LLC 7.75% 8/15/28 (c)		200,000	192,923
Zayo Group Holdings, Inc.:
4% 3/1/27 (c)		115,000	97,792
6.125% 3/1/28 (c)		60,000	40,964
			4,239,881
Textiles/Apparel - 0.4%
Crocs, Inc.:
4.125% 8/15/31 (c)		115,000	101,001
4.25% 3/15/29 (c)		55,000	50,737
CT Investment GmbH 6.375% 4/15/30 (Reg. S)	EUR	100,000	110,190
Victoria's Secret & Co. 4.625% 7/15/29 (c)		50,000	41,478
			303,406
Transportation Ex Air/Rail - 0.1%
Seaspan Corp. 5.5% 8/1/29 (c)		110,000	99,110
Utilities - 4.0%
Abu Dhabi National Energy Co. PJSC 4.696% 4/24/33 (c)		200,000	196,275
Aegea Finance SARL 9% 1/20/31 (c)		200,000	210,500
Clearway Energy Operating LLC 4.75% 3/15/28 (c)		40,000	38,398
ContourGlobal Power Holdings SA 3.125% 1/1/28 (Reg. S)	EUR	100,000	99,792
DPL, Inc.:
4.125% 7/1/25		180,000	175,875
4.35% 4/15/29		215,000	201,893
Energia Group ROI 6.875% 7/31/28 (Reg. S)	EUR	113,000	127,574
Eskom Holdings SOC Ltd. 8.45% 8/10/28 (c)		60,000	61,500
Mong Duong Finance Holdings BV:
5.125% 5/7/29 (c)		84,328	80,850
5.125% 5/7/29 (Reg. S)		210,820	202,124
NextEra Energy Partners LP 4.25% 9/15/24 (c)		4,000	3,975
NRG Energy, Inc. 3.875% 2/15/32 (c)		5,000	4,367
Pacific Gas & Electric Co.:
3.75% 8/15/42		10,000	7,467
3.95% 12/1/47		55,000	40,695
4.55% 7/1/30		130,000	125,808
4.95% 7/1/50		415,000	353,723
PG&E Corp. 5% 7/1/28		375,000	365,778
Pike Corp. 5.5% 9/1/28 (c)		175,000	169,686
Solaris Midstream Holdings LLC 7.625% 4/1/26 (c)		70,000	70,458
Star Energy Geothermal Wayang Windu Ltd. 6.75% 4/24/33 (Reg. S)		156,600	157,970
Vertiv Group Corp. 4.125% 11/15/28 (c)		95,000	90,006
Vistra Operations Co. LLC 5.625% 2/15/27 (c)		60,000	59,539
			2,844,253
TOTAL NONCONVERTIBLE BONDS			56,715,682
TOTAL CORPORATE BONDS (Cost $60,949,668)			57,500,240

Government Obligations - 1.6%
		Principal Amount (a)	Value ($)
Germany - 0.5%
German Federal Republic:
0% 10/18/24 (Reg. S)	EUR	210,000	225,648
2.2% 2/15/34(Reg. S)	EUR	100,000	107,737
TOTAL GERMANY			333,385
United States of America - 1.1%
U.S. Treasury Bonds:
2.875% 5/15/52		336,000	254,468
3.625% 2/15/53		428,000	375,921
U.S. Treasury Notes 3.875% 8/15/33		189,000	186,519
TOTAL UNITED STATES OF AMERICA			816,908
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,214,404)			1,150,293

Common Stocks - 2.4%
	Shares	Value ($)
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (b)(j)	3,510	2,282
Energy - 1.4%
California Resources Corp.	4,138	212,859
California Resources Corp. warrants 10/27/24 (j)	530	8,326
Chesapeake Energy Corp.	1,694	129,303
EP Energy Corp. (b)(j)	7,975	11,006
Exxon Mobil Corp.	826	97,955
Mesquite Energy, Inc. (b)(j)	3,543	284,845
Noble Corp. PLC:
warrants 2/4/28 (j)	600	16,800
warrants 2/4/28 (j)	600	13,632
PureWest Energy (b)(j)	105	24
Superior Energy Services, Inc. Class A (b)	609	42,813
Tidewater, Inc. warrants 11/14/42 (j)	1,897	206,497
TOTAL ENERGY		1,024,060
Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. (b)(g)(j)	125,816	86,813
Food & Drug Retail - 0.1%
Casino Guichard Perrachon SA warrants 4/27/29 (j)	32,888	164
Northeast Grocery, Inc. (b)(g)(j)	12,754	76,524
Southeastern Grocers, Inc. rights (b)(j)	7,744	8,266
TOTAL FOOD & DRUG RETAIL		84,954
Homebuilders/Real Estate - 0.0%
China Aoyuan Group Ltd. (j)	12,176	203
Hotels - 0.0%
Travelport Finance Luxembourg SARL (b)	7	16,998
Telecommunications - 0.0%
Digicel Group Ltd. (b)	3,198	7,707
Textiles/Apparel - 0.2%
Intelsat Emergence SA (b)	2,308	94,420
Utilities - 0.6%
PG&E Corp.	7,733	141,127
Vistra Corp.	3,295	261,030
TOTAL UTILITIES		402,157
TOTAL COMMON STOCKS (Cost $1,203,648)		1,719,594

Bank Loan Obligations - 4.2%
	Principal Amount (a)	Value ($)
Aerospace - 0.1%
TransDigm, Inc. Tranche J 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 7.8428% 2/28/31 (e)(f)(k)	64,554	64,707
Air Transportation - 0.7%
Echo Global Logistics, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1937% 11/23/28 (b)(e)(f)(k)	189,623	189,623
2LN, term loan:
CME Term SOFR 3 Month Index + 7.000% 12.4437% 11/23/29 (b)(e)(f)(k)	30,000	30,000
CME Term SOFR 3 Month Index + 8.000% 13.4437% 11/23/29 (b)(e)(f)(k)	257,000	257,000
TOTAL AIR TRANSPORTATION		476,623
Banks & Thrifts - 0.0%
GTCR Everest Borrower, LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 6/3/31 (f)(k)(l)	10,000	9,900
Broadcasting - 0.0%
Diamond Sports Group LLC term loan 10% 8/2/27 (k)	4,742	6,290
Building Materials - 0.1%
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8359% 2/25/29 (e)(f)(k)	49,000	48,428
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8437% 11/15/30 (e)(f)(k)	74,813	71,181
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6932% 10/4/29 (e)(f)(k)	78,806	78,642
TOTAL CHEMICALS		149,823
Diversified Financial Services - 0.3%
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8346% 4/22/30 (e)(f)(k)	13,729	13,763
Softbank SVF II Cayman LP 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 12/31/24 (b)(e)(f)(k)	244,821	243,303
TOTAL DIVERSIFIED FINANCIAL SERVICES		257,066
Diversified Media - 0.2%
CMG Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9346% 12/17/26 (e)(f)(k)	138,210	115,665
Energy - 0.0%
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(d)(f)(k)	65,772	0
term loan 0% (b)(d)(e)(k)	28,000	0
TOTAL ENERGY		0
Food & Drug Retail - 0.0%
Northeast Grocery, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.8267% 12/13/28 (e)(f)(k)	24,531	24,899
Healthcare - 0.0%
Electron BidCo, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.4582% 11/1/28 (e)(f)(k)	9,775	9,801
Insurance - 0.2%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5936% 11/6/30 (e)(f)(k)	4,888	4,880
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8451% 11/6/30 (e)(f)(k)	31,296	31,422
Truist Insurance Holdings LLC 2L, term loan CME Term SOFR 1 Month Index + 4.750% 10.0846% 3/8/32 (e)(f)(k)	80,000	82,086
TOTAL INSURANCE		118,388
Publishing/Printing - 0.2%
Clear Channel International BV Tranche B 1LN, term loan 7.5% 8/31/27 (k)	120,000	117,150
Services - 0.8%
Amentum Government Services Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4582% 1/23/27 (e)(f)(k)	14,400	14,424
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1937% 12/10/29 (e)(f)(k)	10,000	9,650
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9582% 6/2/28 (e)(f)(k)	157,570	154,911
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.4592% 9/13/29 (b)(e)(f)(k)	191,077	191,077
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6001% 3/4/28 (e)(f)(k)	191,334	156,735
STS Operating, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4439% 3/25/31 (e)(f)(k)	19,950	20,016
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.0892% 3/3/30 (e)(f)(k)	51,082	51,316
TOTAL SERVICES		598,129
Super Retail - 0.2%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2082% 3/5/28 (e)(f)(k)	154,433	154,130
Technology - 0.8%
Applied Systems, Inc.:
Tranche 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5846% 2/23/32 (e)(f)(k)	5,000	5,178
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8346% 2/24/31 (e)(f)(k)	5,000	5,023
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5937% 2/15/29 (e)(f)(k)	87,366	87,147
Cotiviti, Inc.:
Tranche 1LN, term loan 7.625% 5/1/31 (k)	70,000	69,475
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.593% 5/1/31 (e)(f)(k)	19,950	20,012
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.4592% 9/13/29 (b)(e)(f)(k)	4,463	4,463
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5937% 5/3/28 (e)(f)(k)	158,174	157,763
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6966% 5/15/28 (e)(f)(k)	19,350	19,543
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5546% 2/10/31 (e)(f)(k)	219,416	220,048
TOTAL TECHNOLOGY		588,652
Telecommunications - 0.4%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8014% 8/15/28 (e)(f)(k)	365,375	278,050
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.2521% 1/30/31 (e)(f)(k)	15,000	15,079
TOTAL TELECOMMUNICATIONS		293,129
TOTAL BANK LOAN OBLIGATIONS (Cost $3,164,321)		3,032,780

Preferred Securities - 4.7%
		Principal Amount (a)	Value ($)
Banks & Thrifts - 2.0%
Banco de Credito e Inversiones 8.75% (c)(e)(m)		200,000	209,450
Banco de Sabadell SA 5.75% (Reg. S) (e)(m)	EUR	200,000	212,930
Banco Mercantil del Norte SA 7.625% (c)(e)(m)		40,000	39,820
Bank of America Corp.:
4.375% (e)(m)		100,000	94,446
5.875% (e)(m)		190,000	187,355
Bank of Communications Co. Ltd. 3.8% (Reg. S) (e)(m)		200,000	195,563
Citigroup, Inc. 7.625% (e)(m)		120,000	124,798
Industrial & Commercial Bank of China Ltd. 3.2% (Reg. S) (e)(m)		200,000	191,992
Rizal Commercial Banking Corp. 6.5% (Reg. S) (e)(m)		200,000	197,875
Tinkoff Bank JSC 6% (b)(c)(d)(e)(m)		100,000	5,000
TOTAL BANKS & THRIFTS			1,459,229
Building Materials - 0.3%
CEMEX S.A.B. de CV 5.125% (c)(e)(m)		200,000	194,626
Diversified Financial Services - 1.1%
CAS Capital No 1 Ltd. 4% (Reg. S) (e)(m)		200,000	189,304
Charles Schwab Corp. 5.375% (e)(m)		340,000	336,021
Nanyang Commercial Bank Ltd. 6.5% (Reg. S) (e)(m)		250,000	251,422
TOTAL DIVERSIFIED FINANCIAL SERVICES			776,747
Energy - 0.1%
Wintershall Dea Finance 2 BV 2.4985% (Reg. S) (e)(m)	EUR	100,000	102,002
Homebuilders/Real Estate - 0.1%
China Aoyuan Group Ltd. 0% (Reg. S) (b)(m)(n)		48,702	244
Heimstaden Bostad AB 3.248% (Reg. S) (e)(m)	EUR	100,000	82,021
TOTAL HOMEBUILDERS/REAL ESTATE			82,265
Technology - 0.3%
Network i2i Ltd. 5.65% (Reg. S) (e)(m)		200,000	199,000
Telecommunications - 0.3%
Telefonica Europe BV 6.75% (Reg. S) (e)(m)	EUR	200,000	236,837
Utilities - 0.5%
Electricite de France SA 7.5% (Reg. S) (e)(m)	EUR	200,000	235,157
TenneT Holding BV 2.374% (Reg. S) (e)(m)	EUR	100,000	105,645
TOTAL UTILITIES			340,802
TOTAL PREFERRED SECURITIES (Cost $3,341,958)			3,391,508

Money Market Funds - 4.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (o) (Cost $3,452,266)	3,451,576	3,452,266

TOTAL INVESTMENT IN SECURITIES - 97.8% (Cost $73,326,265)	70,246,681
NET OTHER ASSETS (LIABILITIES) - 2.2%	1,545,759
NET ASSETS - 100.0%	71,792,440

Currency Abbreviations
EUR	-	European Monetary Unit

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,163,246 or 55.9% of net assets.

(d)	Non-income producing - Security is in default.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $251,277 or 0.4% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Non-income producing
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)	The coupon rate will be determined upon settlement of the loan after period end.
(m)	Security is perpetual in nature with no stated maturity date.
(n)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Jonah Energy Parent LLC 12% 11/5/25	5/05/23	78,791

New Cotai LLC/New Cotai Capital Corp.	9/11/20	623,261

Northeast Grocery, Inc.	11/08/21	5,075

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,486,812	8,783,789	6,818,358	24,839	116	(93)	3,452,266	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	9,500	866,006	875,506	11	-	-	-	0.0%
Total	1,496,312	9,649,795	7,693,864	24,850	116	(93)	3,452,266

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Government Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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